Financing receivables - Analysis of Each Class of Loans Not Carried at Fair Value Using Nomura's Internal Ratings or Equivalent Credit Quality Indicators (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013		Mar. 31, 2012
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 1,063,821		¥ 845,669
Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	169,233		154,887
Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	94,375		80,520
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	288,574		165,246
Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	1,968		1,461
Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	75,000		94,000
Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	395,933		299,987
Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	26,362		38,919
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	12,376		10,649
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	502,403		411,536
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	105,199		92,207
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	93,266		80,507
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	1,968		1,461
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	75,000		94,000
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	220,189		131,767
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross			1,339
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	6,781		10,255
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	223,023		160,080
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	30,826		29,169
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	1,103
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	164,205		93,331
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	26,362		37,580
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	527
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	7,975		4,245
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	6		13
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	7,969		4,232
Others [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	330,420	[1]	269,808	[1]
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	33,208	[1]	33,511	[1]
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	288,574	[1]	165,246	[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	3,570	[1]	70,657	[1]
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 5,068	[1]	¥ 394	[1]

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.